Segmental analysis	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Segmental analysis
Note 3: Segmental analysis
Lloyds Banking Group provides a wide range of banking and financial services in the UK and in certain locations overseas. The Group Executive Committee (GEC) remains the chief operating decision maker for the Group.
The segmental results and comparatives are presented on an underlying basis, the basis reviewed by the chief operating decision maker. The effects of certain asset sales; volatile items; the insurance grossing adjustment; liability management; restructuring costs relating to merger, acquisition and integration activities; payment protection insurance provisions; the amortisation of purchased intangible assets; and the unwind of acquisition-related fair value adjustments are excluded in arriving at underlying profit.
The Group’s activities are organised into three financial reporting segments: Retail; Commercial Banking; and Insurance and Wealth. There has been no change to the descriptions of these segments as provided in note 4 to the Group’s financial statements for the year ended 31 December 2021, neither has there been any change to the Group’s segmental accounting for internal segment services or derivatives entered into by units for risk management purposes since 31 December 2021.
In the half-year to 30 June 2022:
•The Group has reviewed and updated its methodology for liquidity transfer pricing between segments
•Certain customer relationships have been migrated from the SME business within Commercial Banking to Business Banking within Retail
•The Group has revised the treatment of restructuring costs and all such costs other than those relating to merger, acquisition and integration activities are now reported within operating costs in arriving at underlying profit
Comparatives have been presented on a consistent basis in respect of the above changes.

Half-year to 30 June 2022	Net interest income £m	Other income, net of insurance claims £m	Total income, net of insurance claims £m	Profit before tax £m	External income £m	Inter-segment income (expense) £m

Underlying basis
Retail	4,845	946	5,791	2,486	6,008	(217)
Commercial Banking	1,220	626	1,846	686	1,737	109
Insurance and Wealth	40	724	764	186	746	18
Other	30	233	263	388	173	90
Group	6,135	2,529	8,664	3,746	8,664	—
Reconciling items:
Insurance grossing adjustment	1,139	(1,083)	56	—
Market volatility and asset sales	(12)	76	64	69
Amortisation of purchased intangibles	—	—	—	(35)
Restructuring costs[1]	—	—	—	(47)
Fair value unwind and other items	(62)	1	(61)	(72)
Group – statutory	7,200	1,523	8,723	3,661
[1]Restructuring costs related to merger, acquisition and integration activities.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 3: Segmental analysis (continued)

Half-year to 30 June 2021[1]	Net interest income £m	Other income, net of insurance claims £m	Total income, net of insurance claims £m	Profit before tax £m	External income £m	Inter-segment income (expense) £m

Underlying basis
Retail	4,423	813	5,236	2,398	5,722	(486)
Commercial Banking	971	676	1,647	1,139	1,683	(36)
Insurance and Wealth	12	660	672	56	684	(12)
Other	12	268	280	227	(254)	534
Group	5,418	2,417	7,835	3,820	7,835	—
Reconciling items:
Insurance grossing adjustment	(938)	1,026	88	—
Market volatility and asset sales	(18)	279	261	239
Amortisation of purchased intangibles	—	—	—	(35)
Restructuring costs[2]	—	(8)	(8)	(10)
Fair value unwind and other items	(89)	(8)	(97)	(109)
Group – statutory	4,373	3,706	8,079	3,905

Half-year to 31 December 2021[1]	Net interest income £m	Other income, net of insurance claims £m	Total income, net of insurance claims £m	Profit before tax £m	External income £m	Inter-segment income (expense) £m

Underlying basis
Retail	4,627	925	5,552	2,849	6,045	(493)
Commercial Banking	1,034	598	1,632	222	1,652	(20)
Insurance and Wealth	8	773	781	297	678	103
Other	76	347	423	348	13	410
Group	5,745	2,643	8,388	3,716	8,388	—
Reconciling items:
Insurance grossing adjustment	(604)	733	129	—
Market volatility and asset sales	(73)	(70)	(143)	(152)
Amortisation of purchased intangibles	—	—	—	(35)
Restructuring costs[2]	—	(51)	(51)	(442)
Fair value unwind and other items	(75)	(3)	(78)	(90)
Group – statutory	4,993	3,252	8,245	2,997
[1]Restated, see page 64.
[2]Restructuring costs related to merger, acquisition and integration activities.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 3: Segmental analysis (continued)

	Segment external assets		Segment customer deposits		Segment external liabilities
	At 30 Jun 2022 £m	At 31 Dec 2021[1] £m	At 30 Jun 2022 £m	At 31 Dec 2021[1] £m	At 30 Jun 2022 £m	At 31 Dec 2021[1] £m

Retail	376,079	371,746	321,781	318,947	326,060	323,135
Commercial Banking	147,075	135,628	140,980	141,372	186,885	178,445
Insurance and Wealth	175,971	196,235	14,853	15,626	183,263	204,028
Other	191,283	182,916	599	399	144,125	127,765
Total Group	890,408	886,525	478,213	476,344	840,333	833,373
[1]Restated, see page 64.